INCOME TAXES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Subtotal	$ 0	$ 0	$ 0
Less Valuation allowance	0	0	0
Net deferred tax assets	0	0	0
PRC [Member]
Subtotal	0	0	0
Canada [Member]
Subtotal	0	0	0
Hong Kong [Member]
Subtotal	$ 0	$ 0	$ 0